Note 32 Interest income breakdown by origin (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Interest income by origin [Line Items]
Interest income on financial assets held for trading		€ 2,093	€ 774
Financial assets at fair value through other comprehensive income, income statements		1,913	1,304
Financial assets at amortised cost, income statements		17,305	10,395
Interest Income For Insurance Activity		493	602
Interest Income For Adjustment Interest On Accounting Coverage		(57)	(63)
Interest Income On Other Income	[1]	149	391
Interest income		€ 21,897	€ 13,403

[1]	(1) The balance includes the interest accrued from TLTRO III operations which amounted to €191 million for the six months ended June 30, 2022 (See Note 21.1).